Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Access Ultra Short Bond ETF
(the “Fund”)
Supplement dated December 16, 2024 to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on December 11‑12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust approved a change to the Fund’s name. This change will not affect the Fund’s investment objective, principal investment strategy or current portfolio holdings. The Fund’s name will change to the “Goldman Sachs Ultra Short Bond ETF.” This change will become effective after the close of business on February 11, 2025 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to “Goldman Sachs Access Ultra Short Bond ETF” are replaced with “Goldman Sachs Ultra Short Bond ETF.”

Goldman Sachs Access Ultra Short Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Access Ultra Short Bond ETF
(the “Fund”)
Supplement dated December 16, 2024 to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2023, as supplemented to date
At a meeting held on December 11‑12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust approved a change to the Fund’s name. This change will not affect the Fund’s investment objective, principal investment strategy or current portfolio holdings. The Fund’s name will change to the “Goldman Sachs Ultra Short Bond ETF.” This change will become effective after the close of business on February 11, 2025 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to “Goldman Sachs Access Ultra Short Bond ETF” are replaced with “Goldman Sachs Ultra Short Bond ETF.”